Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Number of Options
Outstanding at beginning of year | shares	25,502	22,502	19,502
Granted | shares	3,000	3,000	3,000
Exercised | shares
Expired | shares	1,333
Outstanding at end of year | shares	27,169	25,502	22,502
Exercisable at end of year | shares	24,169	22,502	18,502
Weighted Average Exercise Price
Outstanding at beginning of year | $	$ 7.54	$ 7.34	$ 7.19
Granted | $	8.95	9.02	8.3
Exercised | $
Expired | $	5
Outstanding at end of year | $	7.82	7.54	7.34
Exercisable at end of year | $	$ 7.68	$ 7.34	$ 7.19